Restricted cash	12 Months Ended
Mar. 31, 2026
Restricted cash
Restricted cash

8.           Restricted cash

Restricted cash consists of approximately €31m (2025: €23m; 2024: €6m) placed in escrow accounts for certain legal cases and appeals (which accounts for the majority of the balance).